Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 5,689	$ 4,909
Restricted deposits		39	36
Prepaid expenses and other receivables		607	436
Inventory		2,109	1,581
TOTAL CURRENT ASSETS		8,444	6,962
NON-CURRENT ASSETS:
Restricted deposits		102	98
Operating lease right-of-use assets, net		616	901
Property, plant and equipment, net		4,096	4,357
Investment in joint venture		220	177
TOTAL NON-CURRENT ASSETS		5,034	5,533
TOTAL ASSETS		13,478	12,495
CURRENT LIABILITIES:
Trade payables		101	133
Deferred revenue		882	667
Other payables		2,409	2,358
Current maturities of European Investment Bank (“EIB”) Loan		1,492	1,524
Current maturities of operating lease liabilities		470	542
TOTAL CURRENT LIABILITIES		5,354	5,224
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan		3,322	3,395
Operating lease liabilities		208	382
TOTAL NON-CURRENT LIABILITIES		3,530	3,777
COMMITMENTS (Note 6)
TOTAL LIABILITIES		8,884	9,001
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value - Authorized 150,000,000; Issued and outstanding 353,223 and 23,862 as of June 30, 2026 and December 31, 2025, respectively	[1]	124	124
Preferred Shares, no- par value - Authorized 25,000; Issued and outstanding 4,212 and 5,008 as of June 30, 2026 and December 31, 2025, respectively
Additional paid in capital		128,717	121,528
Foreign currency cumulative translation reserve		(2,053)	(2,053)
Accumulated deficit		(122,194)	(116,105)
TOTAL SHAREHOLDERS’ EQUITY		4,594	3,494
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 13,478	$ 12,495

[1]	Post reverse split, see Note 5A.